Performance Management	Jul. 28, 2025
Schwab Target 2010 Index Fund | Schwab Target 2010 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2010 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 24.1% Dow Jones U.S. Large Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small Cap Total Stock Market Index, 7.6% FTSE Developed ex US Index (Net), 2.5% Dow Jones Equity All REIT Capped Index, 6.9% Bloomberg US Treasury 1-3 Year Index, 48.0% Bloomberg US Aggregate Bond Index, 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.1% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 8.97% Q2 2020 Worst Quarter: (8.49%) Q2 2022 Year-to-date performance (before taxes) as of 6/30/25: 5.52%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	5.52%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	7.36%	4.25%	4.99%
After taxes on distributions	5.95%	3.27%	4.14%
After taxes on distributions and sale of shares	4.54%	2.95%	3.62%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2010 Passive Composite Index(1)	7.45%	4.30%	5.07%
(1)
The Target 2010 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 24.1% Dow Jones U.S. Large Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small Cap Total Stock Market Index, 7.6% FTSE Developed ex US Index (Net), 2.5% Dow Jones Equity All REIT Capped Index, 6.9% Bloomberg US Treasury 1-3 Year Index, 48.0% Bloomberg US Aggregate Bond Index, 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.1% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2015 Index Fund | Schwab Target 2015 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2015 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 26.5% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small Cap Total Stock Market Index, 8.8% FTSE Developed ex US Index (Net), 2.8% Dow Jones Equity All REIT Capped Index, 6.4% Bloomberg US Treasury 1-3 Year Index, 45.3% Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.46% Q2 2020 Worst Quarter: (8.97%) Q2 2022 Year-to-date performance (before taxes) as of 6/30/25: 5.87%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	5.87%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.97%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	7.86%	4.58%	5.26%
After taxes on distributions	6.44%	3.62%	4.41%
After taxes on distributions and sale of shares	4.79%	3.22%	3.84%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2015 Passive Composite Index(1)	8.02%	4.65%	5.36%
(1)
The Target 2015 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 26.5% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small Cap Total Stock Market Index, 8.8% FTSE Developed ex US Index (Net), 2.8% Dow Jones Equity All REIT Capped Index, 6.4% Bloomberg US Treasury 1-3 Year Index, 45.3% Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2020 Index Fund | Schwab Target 2020 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2020 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 28.0% Dow Jones U.S. Large Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small Cap Total Stock Market Index, 9.8% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Treasury 1-3 Year Index, 43.5% Bloomberg US Aggregate Bond Index, 5.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.79% Q2 2020 Worst Quarter: (9.15%) Q2 2022 Year-to-date performance (before taxes) as of 6/30/25: 5.97%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	5.97%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	8.29%	4.80%	5.77%
After taxes on distributions	6.64%	3.83%	4.92%
After taxes on distributions and sale of shares	5.28%	3.41%	4.27%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2020 Passive Composite Index(1)	8.38%	4.84%	5.83%
(1)
The Target 2020 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 28.0% Dow Jones U.S. Large Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small Cap Total Stock Market Index, 9.8% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Treasury 1-3 Year Index, 43.5% Bloomberg US Aggregate Bond Index, 5.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2025 Index Fund | Schwab Target 2025 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2025 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 31.0% Dow Jones U.S. Large Cap Total Stock Market Index, 2.0% Dow Jones U.S. Small Cap Total Stock Market Index, 10.9% FTSE Developed ex US Index (Net), 1.0% FTSE Emerging Index (Net), 3.3% Dow Jones Equity All REIT Capped Index, 5.0% Bloomberg US Treasury 1-3 Year Index, 41.1% Bloomberg US Aggregate Bond Index, 4.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series- L), 1.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 12.09% Q2 2020 Worst Quarter: (11.36%) Q1 2020 Year-to-date performance (before taxes) as of 6/30/25: 6.20%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	6.20%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	8.87%	5.59%	6.71%
After taxes on distributions	7.63%	4.77%	5.97%
After taxes on distributions and sale of shares	5.48%	4.09%	5.10%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2025 Passive Composite Index(1)	9.01%	5.66%	6.81%
(1)
The Target 2025 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 31.0% Dow Jones U.S. Large Cap Total Stock Market Index, 2.0% Dow Jones U.S. Small Cap Total Stock Market Index, 10.9% FTSE Developed ex US Index (Net), 1.0% FTSE Emerging Index (Net), 3.3% Dow Jones Equity All REIT Capped Index, 5.0% Bloomberg US Treasury 1-3 Year Index, 41.1% Bloomberg US Aggregate Bond Index, 4.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series- L), 1.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2030 Index Fund | Schwab Target 2030 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2030 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 37.3% Dow Jones U.S. Large Cap Total Stock Market Index, 2.9% Dow Jones U.S. Small Cap Total Stock Market Index, 14.7% FTSE Developed ex US Index (Net), 2.1% FTSE Emerging Index (Net), 4.3% Dow Jones Equity All REIT Capped Index, 2.3% Bloomberg US Treasury 1-3 Year Index, 33.3% Bloomberg US Aggregate Bond Index, 1.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series- L), 1.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 13.90% Q2 2020 Worst Quarter: (13.95%) Q1 2020 Year-to-date performance (before taxes) as of 6/30/25: 7.06%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	7.06%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	10.69%	6.70%	7.72%
After taxes on distributions	9.76%	6.01%	7.06%
After taxes on distributions and sale of shares	6.54%	5.04%	5.99%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2030 Passive Composite Index(1)	10.91%	6.76%	7.80%
(1)
The Target 2030 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 37.3% Dow Jones U.S. Large Cap Total Stock Market Index, 2.9% Dow Jones U.S. Small Cap Total Stock Market Index, 14.7% FTSE Developed ex US Index (Net), 2.1% FTSE Emerging Index (Net), 4.3% Dow Jones Equity All REIT Capped Index, 2.3% Bloomberg US Treasury 1-3 Year Index, 33.3% Bloomberg US Aggregate Bond Index, 1.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series- L), 1.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2035 Index Fund | Schwab Target 2035 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2035 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 42.2% Dow Jones U.S. Large Cap Total Stock Market Index, 3.6% Dow Jones U.S. Small Cap Total Stock Market Index, 17.5% FTSE Developed ex US Index (Net), 3.1% FTSE Emerging Index (Net), 5.0% Dow Jones Equity All REIT Capped Index, 1.1% Bloomberg US Treasury 1-3 Year Index, 26.3% Bloomberg US Aggregate Bond Index, 1.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 15.17% Q2 2020 Worst Quarter: (15.88%) Q1 2020 Year-to-date performance (before taxes) as of 6/30/25: 7.60%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	7.60%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	12.09%	7.51%	8.45%
After taxes on distributions	11.29%	6.89%	7.84%
After taxes on distributions and sale of shares	7.41%	5.74%	6.64%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2035 Passive Composite Index(1)	12.30%	7.57%	8.54%
(1)
The Target 2035 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 42.2% Dow Jones U.S. Large Cap Total Stock Market Index, 3.6% Dow Jones U.S. Small Cap Total Stock Market Index, 17.5% FTSE Developed ex US Index (Net), 3.1% FTSE Emerging Index (Net), 5.0% Dow Jones Equity All REIT Capped Index, 1.1% Bloomberg US Treasury 1-3 Year Index, 26.3% Bloomberg US Aggregate Bond Index, 1.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2040 Index Fund | Schwab Target 2040 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2040 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 45.7% Dow Jones U.S. Large Cap Total Stock Market Index, 4.5% Dow Jones U.S. Small Cap Total Stock Market Index, 19.6% FTSE Developed ex US Index (Net), 4.1% FTSE Emerging Index (Net), 5.6% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg US Treasury 1-3 Year Index, 19.0% Bloomberg US Aggregate Bond Index, 0.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 16.26% Q2 2020 Worst Quarter: (17.61%) Q1 2020 Year-to-date performance (before taxes) as of 6/30/25: 8.05%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	8.05%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(17.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	13.20%	8.13%	9.07%
After taxes on distributions	12.46%	7.55%	8.48%
After taxes on distributions and sale of shares	8.10%	6.27%	7.18%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2040 Passive Composite Index(1)	13.39%	8.21%	9.16%
(1)
The Target 2040 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 45.7% Dow Jones U.S. Large Cap Total Stock Market Index, 4.5% Dow Jones U.S. Small Cap Total Stock Market Index, 19.6% FTSE Developed ex US Index (Net), 4.1% FTSE Emerging Index (Net), 5.6% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg US Treasury 1-3 Year Index, 19.0% Bloomberg US Aggregate Bond Index, 0.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2045 Index Fund | Schwab Target 2045 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2045 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.4% Dow Jones U.S. Large Cap Total Stock Market Index, 5.3% Dow Jones U.S. Small Cap Total Stock Market Index, 21.5% FTSE Developed ex US Index (Net), 5.0% FTSE Emerging Index (Net), 6.0% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 12.5% Bloomberg US Aggregate Bond Index, 0.7% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 17.21% Q2 2020 Worst Quarter: (19.14%) Q1 2020 Year-to-date performance (before taxes) as of 6/30/25: 8.45%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	8.45%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	14.09%	8.67%	9.54%
After taxes on distributions	13.43%	8.13%	8.99%
After taxes on distributions and sale of shares	8.65%	6.74%	7.61%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2045 Passive Composite Index(1)	14.29%	8.75%	9.63%
(1)
The Target 2045 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.4% Dow Jones U.S. Large Cap Total Stock Market Index, 5.3% Dow Jones U.S. Small Cap Total Stock Market Index, 21.5% FTSE Developed ex US Index (Net), 5.0% FTSE Emerging Index (Net), 6.0% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg US Treasury 1-3 Year Index, 12.5% Bloomberg US Aggregate Bond Index, 0.7% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2050 Index Fund | Schwab Target 2050 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2050 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 49.9% Dow Jones U.S. Large Cap Total Stock Market Index, 5.9% Dow Jones U.S. Small Cap Total Stock Market Index, 22.8% FTSE Developed ex US Index (Net), 5.9% FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 8.6% Bloomberg US Aggregate Bond Index, 0.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 17.78% Q2 2020 Worst Quarter: (20.02%) Q1 2020 Year-to-date performance (before taxes) as of 6/30/25: 8.76%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	8.76%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	14.60%	8.97%	9.80%
After taxes on distributions	14.00%	8.45%	9.27%
After taxes on distributions and sale of shares	8.97%	7.00%	7.84%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2050 Passive Composite Index(1)	14.84%	9.07%	9.91%
(1)
The Target 2050 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 49.9% Dow Jones U.S. Large Cap Total Stock Market Index, 5.9% Dow Jones U.S. Small Cap Total Stock Market Index, 22.8% FTSE Developed ex US Index (Net), 5.9% FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 8.6% Bloomberg US Aggregate Bond Index, 0.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2055 Index Fund | Schwab Target 2055 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2055 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 50.7% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 23.5% FTSE Developed ex US Index (Net), 6.4% FTSE Emerging Index (Net), 6.5% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 18.30% Q2 2020 Worst Quarter: (20.66%) Q1 2020 Year-to-date performance (before taxes) as of 6/30/25: 8.89%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	8.89%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	14.94%	9.16%	10.00%
After taxes on distributions	14.37%	8.66%	9.47%
After taxes on distributions and sale of shares	9.19%	7.17%	8.02%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2055 Passive Composite Index(1)	15.16%	9.26%	10.10%
(1)
The Target 2055 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 50.7% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 23.5% FTSE Developed ex US Index (Net), 6.4% FTSE Emerging Index (Net), 6.5% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2060 Index Fund | Schwab Target 2060 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	This information provides some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The Target 2060 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.3% Dow Jones U.S. Large Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small Cap Total Stock Market Index, 24.1% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 4.1% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 18.58% Q2 2020 Worst Quarter: (21.21%) Q1 2020 Year-to-date performance (before taxes) as of 6/30/25: 9.02%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	9.02%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Not Relevant to Tax Deferred	In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	15.14%	9.32%	10.12%
After taxes on distributions	14.58%	8.83%	9.60%
After taxes on distributions and sale of shares	9.31%	7.31%	8.13%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2060 Passive Composite Index(1)	15.40%	9.43%	10.24%
(1)
The Target 2060 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.3% Dow Jones U.S. Large Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small Cap Total Stock Market Index, 24.1% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 4.1% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2065 Index Fund | Schwab Target 2065 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a passive composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	This information provides some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The Target 2065 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.8% Dow Jones U.S. Large Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 6.8% Dow Jones Equity All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 11.77% Q4 2023 Worst Quarter: (14.78%) Q2 2022 Year-to-date performance (before taxes) as of 6/30/25: 9.14%
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	9.14%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.77%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.78%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Not Relevant to Tax Deferred	In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (2/25/21)
Before taxes	15.38%	7.48%
After taxes on distributions	14.90%	7.04%
After taxes on distributions and sale of shares	9.43%	5.78%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	11.69%
Bloomberg US Aggregate Bond Index	1.25%	(1.51%)
Target 2065 Passive Composite Index(1)	15.60%	7.44%
(1)
The Target 2065 Passive Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.8% Dow Jones U.S. Large Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 6.8% Dow Jones Equity All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus